Commitments and Contingencies - Litigation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) Defendant
Loss Contingencies [Line Items]
Estimated litigation liability	$ 2,100
Former CEO and CFO
Loss Contingencies [Line Items]
Number of defendants | Defendant	2
Amount awarded to other party	$ 975